Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2024, through the date the consolidated financial statements were available to be issued, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as follow:

Bank borrowing

As the date these consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $7,534,969 (RMB55 million) with interest rates ranging from 2.40%-2.65% and has bank loan repayment of $5,068,979 (RMB 37 million).

New bank borrowing

Subsequent new bank borrowings consisted of the following:

Lender	Company	Rate	Issuance Date	Collateral/ Security	Amount-RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	2.46%	1/14/2025	Yada, Yongjun Liu	10,000,000	1,369,994
Zheshang Bank of China	Huada	2.50%	1/23/2025	Yongjun Liu, Yin Liu	5,000,000	684,997
Bank of Communications	Huada	2.60%	3/20/2025	Yongjun Liu, Yin Liu	8,000,000	1,095,996
Bank of Communications	Huadong	2.65%	1/14/2025	N/A	9,000,000	1,232,995
Bank of Communications	Huadong	2.65%	3/26/2025	N/A	9,000,000	1,232,995
Bank of China	Huadong	2.40%	3/5/2025	Yongjun Liu, Yin Liu	5,000,000	684,997
Agricultural Bank of China	Huadong	2.40%	1/10/2024	Yongjun Liu, Yin Liu	9,000,000	1,232,995
Total					55,000,000	7,534,969

Repayment

Subsequent repayments on bank borrowings consisted of the following:

Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.30%	1/14/2025	Yada, Yongjun Liu	5,000,000	684,997
Bank of Communications	Huadong	2.55%	1/14/2025	N/A	9,000,000	1,232,995
Bank of Communications	Huadong	2.65%	3/26/2025	N/A	9,000,000	1,232,995
Bank of China	Huadong	2.40%	3/3/2025	Yongjun Liu, Yin Liu	5,000,000	684,997
Industrial and Commercial Bank of China	Yada	3.45%	2/21/2025	Properties of Yada	9,000,000	1,232,995
Total					37,000,000	5,068,979